DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended 2021, 2020, and 2019. Comparative figures have been reclassified to conform the current period’s presentation as described in Note 2 (a):

	Year ended December 31,
(US$ MILLIONS)	2021	2020	2019
Inventory costs	$30,333	$22,854	$27,351
Subcontractor and consultant costs	3,426	3,557	4,228
Concession construction materials and labor costs	235	163	229
Depreciation and amortization expense	2,283	2,165	1,804
Compensation	4,123	3,546	3,123
Other direct costs	2,751	2,345	3,396
Total	$43,151	$34,630	$40,131